BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Disclosure of detailed information about foreign exchange rates used [Table Text Block]
Rand/USD
Year-end rate:	R 14.6883 (2017 R 13.0190)
Year average rate:	R 12.9572 (2017 R 13.4711)
CAD/USD
Year-end rate:	$1.3055 (2017 $1.2536)
Year average rate:	$1.2776 (2017 $1.3212)

Disclosure of detailed information about estimated useful lives of property, plant and equipment [Table Text Block]
Buildings	20 years
Mining equipment	2 – 22 years
Vehicles	3 – 5 years
Computer equipment and software	3 – 5 years
Furniture and fixtures	5 years